FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 3:FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$75	$-	$75

Total financial assets	$-	$75	$-	$75

Liabilities:
Contingent consideration in connection to the acquisitions	-	-	63,550	63,550

Total financial liabilities	$-	$-	$63,550	$63,550

The following table present assets measured at fair value on a recurring basis as of December 31, 2020:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration in connection to the acquisitions	$-	$-	$31,859	$31,859

Total financial liabilities	$-	$-	$31,859	$31,859